Shareholders' equity and share-based payments - Paid-in surplus and Reserves (Details) € in Millions, $ in Millions	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Shareholders' equity and share-based payments
Paid-in surplus | €	€ 23,345		€ 24,385		€ 35,099
Reserves
Percentage of net income that must be transferred to legal reserve	5.00%	5.00%
Required legal reserve as a percentage of share capital	10.00%	10.00%
Additional corporation tax if unrestricted reserves were wholly distributed | $		$ 234		$ 234		$ 227